UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2012 – May 31, 2013

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2013

Vanguard Massachusetts Tax-Exempt Fund

> After generally strong performance since early 2011, municipal bonds lost ground in the six months ended May 31, 2013.

> Vanguard Massachusetts Tax-Exempt Fund returned –2.19% for the period, lagging its benchmark and the average return of Massachusetts peer funds.

> The fund’s emphasis on intermediate- and longer-maturity bonds hurt its performance in comparison with the benchmark.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Fund Profile.	11
Performance Summary.	12
Financial Statements.	13
About Your Fund’s Expenses.	30
Trustees Approve Advisory Arrangement.	32
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended May 31, 2013
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Massachusetts Tax-Exempt Fund	1.91%	3.56%	1.49%	-3.68%	-2.19%
Barclays MA Municipal Bond Index					-1.81
Massachusetts Municipal Debt Funds Average					-1.85
Massachusetts Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Your Fund’s Performance at a Glance
November 30, 2012, Through May 31, 2013

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Massachusetts Tax-Exempt Fund	$11.13	$10.72	$0.168	$0.000

Chairman’s Letter

Dear Shareholder,

Bond market returns were disappointing in the six months ended May 31. Gains early in 2013 were bookended by sell-offs in December and May.

Questions about when the Federal Reserve might scale back its stimulative bond-buying led interest rates to climb in the period’s closing weeks, making it the worst May for municipal bonds in more than two decades. Yields on intermediate-and longer-maturity bonds climbed sharply in contrast to a more modest rise in the yields of shorter-term bonds.

Against this backdrop, Vanguard Massachusetts Tax-Exempt Fund returned –2.19% for the six months. Rising interest rates pushed down bond prices, producing a –3.68% capital return that was only partly offset by a 1.49% return from interest income.

The fund’s results lagged the –1.81% return of its benchmark index and the –1.85% average return of competing Massachusetts tax-exempt funds.

The fund’s emphasis on intermediate- and longer-term bonds weighed on six-month performance relative to the benchmark. It’s worth noting that similar positioning served shareholders well during the 2012 fiscal year, when interest rates fell.

As municipal bond prices fell, yields rose. (Bond yields and prices move in opposite directions.) The fund’s 30-day SEC yield increased from 1.62% on November 30, 2012, to 1.91% on May 31.

Please note: The fund is permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, however, it owned none of these bonds.

Bond returns retreated as yields jumped in May
Bonds, which had clung to a modestly positive return over the previous few months, dipped into negative territory in May. Rising home prices contributed to the sell-off. Comments by Fed Chairman Ben Bernanke also disconcerted investors; he told Congress that the central bank might decide in coming months to curtail its massive bond-buying program.

As a result, both the broad U.S. taxable bond market and the broad municipal market declined 1.1% for the six months ended May 31. The yield on the 10-year Treasury note closed the period at 2.11%, low by historical measures but considerably higher than the 1.67% yield at which it finished in April.

As it has since December 2008, the Fed kept its target for short-term interest rates between 0% and 0.25%, severely restraining returns from money market funds and savings accounts.

Market Barometer
			Total Returns
		Periods Ended May 31, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	-1.05%	0.91%	5.50%
Barclays Municipal Bond Index (Broad tax-exempt market)	-1.09	3.05	5.70
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.25

Stocks
Russell 1000 Index (Large-caps)	16.68%	27.62%	5.57%
Russell 2000 Index (Small-caps)	20.60	31.07	7.15
Russell 3000 Index (Broad U.S. market)	16.97	27.88	5.69
MSCI All Country World Index ex USA (International)	8.11	25.79	-1.62

CPI
Consumer Price Index	1.18%	1.36%	1.46%

Stocks were strong globally, but Japan’s market turned volatile
Stocks worldwide performed robustly over the half year despite giving back some gains in the period’s final weeks. The overall return was about 12%. U.S. stocks, spared some of the international turbulence, increased nearly 17% as the economy kept slowly improving.

Developed-market stocks in the Pacific region returned about 14% and those in Europe about 10%, while emerging- market stocks crept up about 1%. Although Japanese stocks climbed more than 20% for the period, they sank by more than 5% in May as Prime Minister Shinzo Abe’s economic recovery plan hit some unexpected bumps.

Joe Davis, Vanguard’s chief economist, recently noted that stimulative central bank policies in the United States, Japan, and Europe have affected financial markets substantially and “boosted investor psychology and business psychology

Expense Ratios
Your Fund Compared With Its Peer Group

		Peer Group
	Fund	Average
Massachusetts Tax-Exempt Fund	0.16%	1.11%

The fund expense ratio shown is from the prospectus dated March 28, 2013, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2013, the fund’s annualized expense ratio was 0.16%. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2012.

Peer group: Massachusetts Municipal Debt Funds.

to some extent.” Central banks have engaged in bond-buying on a massive scale to hold down long-term interest rates and thus encourage business and consumer borrowing. Joe did voice concern that “the sheer size” of central bank actions may be distorting investors’ decisions and leading some to take undue risk.

The financial picture looks brighter in Massachusetts
Despite some well-publicized exceptions, such as in Detroit and Illinois (now the state with the lowest credit rating on its general obligation bonds), the finances of many state and local governments have continued to improve. This has largely been true in your state as well.

Investment insight

What might tax-exempt bonds return in the future?
It’s often said that a bond’s current yield to maturity—its rate of return if held until the bond matures—is a good indicator of the total return you will realize on the bond.
The chart below compares the historical yields of municipal bonds nationwide (the dotted line) with their average total return over the succeeding ten years (the solid line) to show how closely they’ve tracked each other in the past. (In other words, the data point on the solid line for December 31, 2002, represents the average annual return for the ten years ended December 31, 2012.) At the close of the period, municipal bond yields hovered near historical lows, suggesting that future returns will be much more modest than those earned in recent years.

The Commonwealth benefits from a diversified employment base, including the resilient health care and education sectors. Its unemployment rate, which stood at 6.4% in April, has been significantly below the national average over the last few years. During the first quarter of 2013, Massachusetts’ total state tax revenues increased more than 7% compared with the same period in 2012 (based on preliminary estimates from the Nelson A. Rockefeller Institute of Government). In addition, the state government has shown willingness to adjust spending according to revisions in revenue projections, as it did at the end of calendar 2012.

As I noted earlier, the Massachusetts Tax-Exempt Fund fell behind its benchmark Barclays index during the six months under review. The fund’s overweighting of intermediate- and longer-term bonds compared with the index was a challenge during this period. The fund also maintains greater exposure than the benchmark to large, high-quality issuers, whose bonds lagged lower-quality securities during the period as investors sought higher yields.

Bonds remain a key element of a diversified portfolio
The bond market enjoyed decades of robust returns against a backdrop of falling interest rates, tame inflation, and, at times, investors’ search for a safe harbor from stock market volatility.

But those hoping to see this happen again are likely to be disappointed. Although yields have ticked up of late, they are still not far off historical lows. This doesn’t just mean that bonds are generating modest income; it also means that there’s little room for them to appreciate in price, given that yields and prices move in opposite directions. And if interest rates rise substantially, bonds may well deliver more negative returns—as many did in the last six months.

Although reducing your bond allocation and waiting in the wings might seem prudent, there are good reasons to think twice before making any abrupt shifts in your portfolio. Research has shown that trying to time the markets—in this case, to make the right calls on when to get out of bonds and when to get back into them—doesn’t often work out well.

Keep in mind, too, that reducing the amount of bonds in an otherwise well-balanced portfolio inevitably increases your volatility risk. That’s because the bond component of a portfolio plays an essential role in helping to cushion the impact of volatility in the stock component, especially during steep downturns in the equity market.

That point was made in a recent Vanguard research paper examining the impact of low bond returns on a balanced portfolio. “The diversification benefits of bonds in a stock/bond portfolio will likely persist,” authors Francis Kinniry and Brian Scott wrote. “This feature, more than projected returns, justifies a strategic allocation to bonds.” (You can find the full report,

Reducing Bonds? Proceed With Caution, at vanguard.com/research.)

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 17, 2013

Advisor’s Report

For the six months ended May 31, 2013, Vanguard Massachusetts Tax-Exempt Fund returned –2.19%. The fund lagged its benchmark, the Barclays Massachusetts Municipal Bond Index, which returned –1.81%. The fund also lagged the –1.85% average return of its peers.

The investment environment
The fiscal half year was difficult for the municipal bond market, primarily because of investor skittishness at the start and end of the period. In late May, Federal Reserve Chairman Ben Bernanke told Congress that the Fed might decide in the coming months to scale back its stimulative program of buying $85 billion a month of U.S. Treasury bonds and mortgage-backed securities.

Although the chairman’s brief remark was ambiguous—no specific timetable, amounts, targets, or economic trigger points were mentioned—many bond investors reacted negatively. In the municipal market, yields, especially those of longer-term bonds, rose sharply. Bond prices, which move inversely to changes in yields, fell substantially. The downdraft was surprising because May has historically been a good month for municipal bonds given seasonal supply-and-demand factors. (Shortly after our reporting period ended, Mr. Bernanke was more expansive. He said that the Fed could start scaling back bond purchases later in 2013, possibly ending the program by mid-2014.)

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)

	November 30,	May 31,
Maturity	2012	2013
2 years	0.30%	0.29%
5 years	0.64	0.94
10 years	1.47	2.09
30 years	2.47	3.24
Source: Vanguard.

This time, May mirrored December, when investors were unnerved by the potential economic consequences associated with the “fiscal cliff” negotiations and by a proposal—since put on the back burner—to curb the federal tax exemption on municipal bond income. Municipal bond returns recovered somewhat, despite some March volatility, only to run into the May jitters.

The Fed’s bond actions have aimed to reduce the yields of longer- and intermediate-term bonds. Its parallel policy for short-term interest rates, in place since December 2008, has maintained a target for the federal funds rate between 0% and 0.25%.

In light of those policies, yield-starved investors had been willing to take on more risk. That included buying bonds with longer maturities, especially those with callable features (associated with higher yields), and bonds of lower credit quality. May’s plummet in prices, and increases in yield, affected longer-maturity bonds the most because of their greater sensitivity to rate increases. Bonds of lower credit quality continued to outperform higher-quality ones, producing positive—though not stellar—returns during the half year.

For bond issuers, low interest rates are a different story. Such rates have enabled state and local governments to refinance outstanding higher-cost debt and reduce the debt-service burden on stressed budgets, though there are signs that this tactic may be running its course.

Low interest rates also make the financing of new projects less costly. Bond issuers in Massachusetts and elsewhere, however, have been approaching these “new money” bonds cautiously because they are still shoring up their finances in the wake of the Great Recession. State and local governments typically recover from recessions with a lag, and this latest slump was unusually severe.

Even so, a recovery is proceeding. One gauge is the Philadelphia Federal Reserve Bank’s index of coincident economic indicators. For each state, the index incorporates payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary disbursements. From the recession’s trough, the index for Massachusetts has risen substantially faster (13%) than the nation as a whole (9%).

Management of the fund
In an effort to maximize risk-adjusted returns for the Massachusetts Tax-Exempt Fund at a time of protracted low rates, we have been emphasizing bonds with maturities of 10 to 20 years, a strategy that has helped for some time. This worked against the fund during the reporting period, though, because yields rose the most for bonds with maturities of 10 years or greater. Our overweighting of intermediate- and longer-term bonds was accompanied by an underweighting in bonds with maturities under 5 years.

Some of the latter bonds experienced smaller yield increases (and smaller price declines) during the six months.

In Massachusetts, overall bond issuance has slowed from last year’s pace. We nevertheless were able to purchase new issues that allowed us to further diversify the portfolio and add to bond maturities beyond 10 years. Among these new issues were bonds of the University of Massachusetts and Williams College.

A look ahead
As the economy improves and the Fed eventually tapers off its bond-buying program, we expect interest rates to become more volatile. Investors are likely to keep reaching for yield, especially if short-term rates remain near zero. We expect lower-quality bonds to continue to outperform but ultimately to become overvalued; accordingly, we plan to gradually reduce our exposure to them.

We still favor sectors, such as health care, that provide relative value opportunities. Even if today’s low yields persist, we are confident that our deep bench of analysts, traders, and portfolio managers can keep adding value to the funds.

Marlin G. Brown, Portfolio Manager

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Funds

Vanguard Fixed Income Group

June 19, 2013

Massachusetts Tax-Exempt Fund

Fund Profile
As of May 31, 2013

Financial Attributes

		Barclays
		MA Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	256	1,637	46,973
Yield to Maturity
(before expenses)	2.2%	2.0%	2.3%
Average Coupon	4.7%	4.9%	4.9%
Average Duration	6.5 years	6.9 years	7.1 years
Average Effective
Maturity	6.7 years	6.4 years	6.0 years
Ticker Symbol	VMATX	—	—
Expense Ratio[1]	0.16%	—	—
30-Day SEC Yield	1.91%	—	—
Short-Term
Reserves	4.5%	—	—

Volatility Measures
		Barclays
	Barclays MA	Municipal
	Muni Bond	Bond
	Index	Index
R-Squared	0.99	0.98
Beta	1.05	1.08
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year		6.5%
1 - 3 Years		13.5
3 - 5 Years		15.4
5 - 10 Years		47.7
10 - 20 Years		16.2
20 - 30 Years		0.7

Distribution by Credit Quality (% of portfolio)
AAA		19.4%
AA		58.4
A		17.0
BBB		5.2
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratio shown is from the prospectus dated March 28, 2013, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2013, the annualized expense ratio was 0.16%.

Massachusetts Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2002, Through May 31, 2013
				Spliced MA
				Tax-Exempt
				Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2003	4.51%	2.19%	6.70%	6.45%
2004	4.13	-0.88	3.25	3.82
2005	4.12	-0.59	3.53	3.43
2006	4.38	2.16	6.54	6.13
2007	4.18	-2.03	2.15	3.27
2008	4.00	-6.72	-2.72	-1.30
2009	4.42	7.94	12.36	13.60
2010	3.80	-0.39	3.41	3.96
2011	3.76	2.56	6.32	6.41
2012	3.49	6.92	10.41	9.57
2013	1.49	-3.68	-2.19	-1.81
For a benchmark description, see the Glossary.

Note: For 2013, performance data reflect the six months ended May 31, 2013.

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Massachusetts
Tax-Exempt Fund	12/9/1998	4.84%	5.58%	4.02%	0.59%	4.61%

See Financial Highlights for dividend and capital gains information.

Massachusetts Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Massachusetts (98.2%)
Beverly MA GO	5.250%	11/1/13 (14)	1,855	1,894
Boston MA GO	5.000%	2/1/24	2,345	2,857
Boston MA GO	5.000%	3/1/24	5,745	7,139
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,187
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,857
Boston MA Water & Sewer Commission Revenue	5.750%	11/1/13	105	107
Boston MA Water & Sewer Commission Revenue	5.000%	11/1/20	1,550	1,898
Boston MA Water & Sewer Commission Revenue	5.000%	11/1/25	3,725	4,313
Boston MA Water & Sewer Commission Revenue	5.000%	11/1/30	1,000	1,149
Boston MA Water & Sewer Commission Revenue	5.000%	11/1/30	750	874
Braintree MA GO	5.000%	5/15/27	4,000	4,643
Cambridge MA GO	5.000%	1/1/23	850	1,037
Holyoke MA GO	5.000%	9/1/30	1,690	1,925
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/14 (Prere.)	5,000	5,256
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/22	5,500	6,782
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	2,835
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	14,500	16,567
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	5,000	5,600
Massachusetts Bay Transportation Authority
General Transportation Revenue	6.200%	3/1/16	3,760	4,042
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17 (ETM)	75	89
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	11,997
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	4,394
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/22	5,285	6,744
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/24	1,325	1,638
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/24	2,500	3,211

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	2,000	2,577
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/29	1,020	510
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	3,850	4,765
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.350%	6/7/13	2,894	2,894
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/28	3,000	3,465
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/29	3,300	3,787
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/32	1,500	1,697
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (10)	3,340	3,185
Massachusetts College Building Authority
Revenue	5.000%	5/1/21	5,495	6,698
Massachusetts College Building Authority
Revenue	5.000%	5/1/25	1,100	1,305
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,771
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,500	1,744
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,075	1,235
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	5,000	5,627
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	3,000	3,342
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	3,285	3,657
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	3,500	4,126
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	2,120	2,337
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	2,350	2,597
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	5,000	5,459
Massachusetts Department of Transportation
Metropolitan Highway System Revenue VRDO	0.130%	6/7/13	11,255	11,255
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/18	2,000	2,206
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/20	3,105	3,388
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/22	1,985	2,137
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	2,000	2,199
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,000	2,289
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,375

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,643
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,565
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	750	822
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	601
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	680	774
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,195
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	6,000	6,539
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,759
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/35 (2)	2,000	2,119
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,892
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	5,000	5,552
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	6,000	6,553
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	4,000	4,895
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.730%	3/30/17	5,000	5,005
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	648
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	604
Massachusetts Development Finance Agency
Revenue (College of Pharmacy & Allied Health
Services)	5.750%	7/1/13 (Prere.)	1,000	1,015
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross) VRDO	0.060%	6/3/13 LOC	1,200	1,200
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40	2,160	2,495
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16	4,720	4,864
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	5,000	5,981
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	4,005	4,209
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/28	1,000	1,173
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	6,000	7,039
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/40	10,020	11,316
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	2,800	2,980

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	9,170	9,667
Massachusetts Development Finance Agency
Revenue (Massachusetts College of Pharmacy
& Allied Health Sciences)	5.000%	7/1/19	175	208
Massachusetts Development Finance Agency
Revenue (Massachusetts College of Pharmacy
& Allied Health Sciences)	5.000%	7/1/21	300	359
Massachusetts Development Finance Agency
Revenue (Massachusetts College of Pharmacy
& Allied Health Sciences)	5.000%	7/1/23	250	301
Massachusetts Development Finance Agency
Revenue (Massachusetts College of Pharmacy
& Allied Health Sciences)	5.000%	7/1/26	705	826
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	1,450	1,546
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/36	1,500	1,662
Massachusetts Development Finance Agency
Revenue (Neville Communities)	6.000%	6/20/44	1,500	1,581
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,699
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	1,983
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	6,593
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	5,705	6,470
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	3,000	3,337
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/41	8,000	8,815
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,461
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/33 (10)	1,500	1,668
Massachusetts Development Finance Agency
Revenue (Smith College)	5.000%	7/1/35	1,000	1,067
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/27	1,550	1,772
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/37	2,700	2,974
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,243
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	3,193
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	2,500	3,084
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,361
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	2,750	3,020

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.500%	7/1/31	2,250	2,522
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,252
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.130%	6/7/13 LOC	14,165	14,165
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	5,000	5,256
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	6,000	6,841
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	4,000	4,524
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,000	2,161
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/17	3,000	3,382
Massachusetts GO	5.000%	11/1/14	3,275	3,494
Massachusetts GO	5.000%	12/1/14 (Prere.)	3,150	3,368
Massachusetts GO	5.000%	3/1/15 (Prere.)	10,000	10,803
Massachusetts GO	5.000%	9/1/15 (Prere.)	2,000	2,205
Massachusetts GO	5.000%	9/1/15 (Prere.)	10,000	11,024
Massachusetts GO	5.500%	10/1/15	5,000	5,591
2 Massachusetts GO	0.480%	2/1/17	10,000	10,011
Massachusetts GO	5.000%	10/1/17	4,000	4,711
Massachusetts GO	5.500%	11/1/17	5,100	6,132
2 Massachusetts GO	0.550%	1/1/18	3,000	3,002
Massachusetts GO	5.500%	8/1/19	5,000	6,195
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,487
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,243
Massachusetts GO	5.500%	11/1/19 (4)	5,550	6,913
Massachusetts GO	5.000%	8/1/20	4,185	4,944
Massachusetts GO	5.000%	8/1/22	4,500	5,265
Massachusetts GO	5.250%	8/1/22	5,260	6,585
Massachusetts GO	5.250%	8/1/22	5,000	6,260
Massachusetts GO	5.250%	8/1/23	1,000	1,255
Massachusetts GO	5.500%	12/1/23 (2)	4,000	5,131
Massachusetts GO	5.250%	8/1/24 (4)	1,500	1,741
Massachusetts GO	5.250%	9/1/24 (4)	4,800	6,064
Massachusetts GO	5.000%	8/1/28	4,535	5,214
Massachusetts GO	5.500%	8/1/30 (2)	11,500	14,830
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/26	1,755	1,949
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	3,000	3,142
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/13	5,200	5,220
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/28	2,000	2,138
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/33	3,015	3,304
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/38	3,500	3,805

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Health & Educational Facilities
Authority Revenue (Children’s Hospital)	5.500%	12/1/39	4,000	4,522
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/37	5,000	5,423
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,000	3,922
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/21	2,000	2,498
3 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	6,320	7,485
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/38	5,000	5,661
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.080%	6/3/13	5,460	5,460
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart
Gardner Museum)	5.000%	5/1/27	1,650	1,845
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart
Gardner Museum)	5.000%	5/1/28	2,080	2,319
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical Center)	5.250%	8/15/37	8,000	8,569
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/16	4,090	4,684
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/21	6,765	8,531
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.000%	7/1/23	5,960	7,499
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	5,000	6,558
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/32	6,295	8,525
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,552
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,977
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,123
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,240
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)	5.250%	7/1/29	5,000	5,708
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)	5.000%	7/1/47	2,500	2,616
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)
TOB VRDO	0.140%	6/7/13	4,000	4,000
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)
VRDO	0.120%	6/7/13	2,880	2,880
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,090	1,107

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,175	1,194
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/39	2,500	2,853
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health System)	5.000%	7/1/39	6,000	6,304
Massachusetts Health & Educational Facilities
Authority Revenue (Sterling & Francine Clark)	5.000%	7/1/36	5,500	5,803
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.060%	6/3/13 LOC	3,545	3,545
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/22	1,400	1,747
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/26	1,880	2,314
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.050%	6/3/13	4,000	4,000
Massachusetts Health & Educational Facilities
Authority Revenue (University of Massachusetts
Memorial Health Care Inc.)	5.250%	7/1/14 (2)	485	486
Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College)	5.000%	7/1/23	2,400	2,409
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College)	5.000%	7/1/31	3,000	3,282
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	1,500	1,620
Massachusetts Housing Finance Agency Single
Family Housing Revenue	5.125%	12/1/28	4,000	4,330
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.650%	12/1/41	7,000	7,254
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	2,250	2,335
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	4,000	4,552
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	9,600	11,027
Massachusetts Port Authority Revenue	4.000%	7/1/18	1,000	1,136
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,292
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,000	1,140
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,262
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	16,125	17,746
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	8,000	8,804
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,270	3,599
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	645	710
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	5,230	5,756
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	4,155	4,573
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	15,000	16,507
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	11,005

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	10,000	11,804
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,250	8,504
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	10,000	11,668
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,000	9,292
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	200	215
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	10,540	12,082
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/35	2,000	2,252
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	12,000	13,899
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	6,000	6,697
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	9,400	10,538
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	4,000	4,127
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	15,000	18,422
Massachusetts Special Obligation Revenue	5.000%	12/15/13 (4)	1,895	1,944
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,000	6,180
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,637
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	3,505
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	7,000	4,184
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/15 (Prere.)	4,460	4,925
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	2/1/16	6,110	6,880
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/17	540	595
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/18	1,000	1,211
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/18	2,065	2,500
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/20	1,180	1,446
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/22	3,500	4,418
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/29	1,520	1,906
Massachusetts Water Pollution Abatement
Trust Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/30	5,550	7,001

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/16 (Prere.)	2,005	2,281
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20	5,510	6,576
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,896
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/23	7,000	8,664
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,230	2,608
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,238
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/32	5,770	6,752
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	8,000	9,009
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	13,900	15,653
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	1,310	1,640
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,127
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,000	2,209
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36 (2)	2,995	3,308
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/37	4,000	4,537
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/39	2,000	2,252
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	7,990	8,826
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	3,450	3,851
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	11,439
Metropolitan Boston MA Transit Parking
Corp. Revenue	5.000%	7/1/31	1,000	1,119
Metropolitan Boston MA Transit Parking
Corp. Revenue	5.250%	7/1/36	11,795	13,272
Newton MA School District GO	4.500%	6/15/34	3,000	3,213
University of Massachusetts Building
Authority Revenue	6.875%	5/1/14 (ETM)	355	366
University of Massachusetts Building
Authority Revenue	5.000%	11/1/19	2,000	2,417
University of Massachusetts Building
Authority Revenue	5.000%	11/1/21 (2)	5,680	6,266
University of Massachusetts Building
Authority Revenue	5.000%	11/1/22 (2)	2,695	2,970
University of Massachusetts Building
Authority Revenue	5.000%	11/1/23 (2)	1,760	1,940
University of Massachusetts Building
Authority Revenue	5.000%	11/1/24 (2)	1,980	2,180

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
University of Massachusetts Building
Authority Revenue	5.000%	11/1/25 (2)	1,990	2,191
University of Massachusetts Building
Authority Revenue	5.000%	11/1/39	4,450	4,989
Worcester MA GO	5.500%	8/15/14 (14)	280	281
Worcester MA GO	5.500%	8/15/15 (14)	240	241
Worcester MA GO	5.250%	8/15/21 (14)	315	316
				1,097,058
Puerto Rico (0.9%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/17 (14)	5,000	5,411
Puerto Rico GO	5.500%	7/1/19 (2)	2,250	2,396
Puerto Rico Public Finance Corp. Revenue	5.125%	6/1/24 (ETM)	2,155	2,638
				10,445
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,000	1,043
Total Tax-Exempt Municipal Bonds (Cost $1,052,406)				1,108,546
Other Assets and Liabilities (0.8%)
Other Assets				15,145
Liabilities				(6,106)
				9,039
Net Assets (100%)
Applicable to 104,282,258 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,117,585
Net Asset Value Per Share				$10.72

At May 31, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,060,533
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				941
Unrealized Appreciation (Depreciation)
Investment Securities				56,140
Futures Contracts				(29)
Net Assets				1,117,585

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate value of these securities was $12,354,000, representing 1.1% of net assets.
2 Adjustable-rate security.
3 Securities with a value of $474,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Massachusetts Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2013
($000)
Investment Income
Income
Interest	18,181
Total Income	18,181
Expenses
The Vanguard Group—Note B
Investment Advisory Services	38
Management and Administrative	732
Marketing and Distribution	114
Custodian Fees	9
Shareholders’ Reports	4
Trustees’ Fees and Expenses	1
Total Expenses	898
Net Investment Income	17,283
Realized Net Gain (Loss)
Investment Securities Sold	9,925
Futures Contracts	(217)
Options on Futures Contracts	(5)
Realized Net Gain (Loss)	9,703
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(52,349)
Futures Contracts	(26)
Change in Unrealized Appreciation (Depreciation)	(52,375)
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,389)

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,283	33,346
Realized Net Gain (Loss)	9,703	2,615
Change in Unrealized Appreciation (Depreciation)	(52,375)	65,815
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,389)	101,776
Distributions
Net Investment Income	(17,283)	(33,346)
Realized Capital Gain	—	—
Total Distributions	(17,283)	(33,346)
Capital Share Transactions
Issued	123,680	219,253
Issued in Lieu of Cash Distributions	12,549	24,456
Redeemed	(102,627)	(127,939)
Net Increase (Decrease) from Capital Share Transactions	33,602	115,770
Total Increase (Decrease)	(9,070)	184,200
Net Assets
Beginning of Period	1,126,655	942,455
End of Period	1,117,585	1,126,655

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.13	$10.41	$10.15	$10.19	$9.44	$10.12
Investment Operations
Net Investment Income	.168	. 349	. 366	. 386	. 401	. 414
Net Realized and Unrealized Gain (Loss)
on Investments	(. 410)	.720	. 260	(. 040)	.750	(. 680)
Total from Investment Operations	(. 242)	1.069	. 626	. 346	1.151	(. 266)
Distributions
Dividends from Net Investment Income	(.168)	(. 349)	(. 366)	(. 386)	(. 401)	(. 414)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.168)	(. 349)	(. 366)	(. 386)	(. 401)	(. 414)
Net Asset Value, End of Period	$10.72	$11.13	$10.41	$10.15	$10.19	$9.44

Total Return[1]	-2.19%	10.41%	6.32%	3.41%	12.36%	-2.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,118	$1,127	$942	$983	$939	$710
Ratio of Total Expenses to
Average Net Assets	0.16%	0.16%	0.17%	0.17%	0.17%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.08%	3.22%	3.61%	3.75%	4.02%	4.17%
Portfolio Turnover Rate	24%	13%	13%	18%	15%	29%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Notes to Financial Statements

Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2013, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on quarterly average aggregate settlement values.

Options on futures contracts are also valued based upon their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended May 31, 2013, the fund’s average value of options written and options purchased represented 0% and less than 1% of net assets, respectively, based on quarterly average market values. The fund had no open options on futures contracts at May 31, 2013.

Massachusetts Tax-Exempt Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2009–2012), and for the period ended May 31, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2013, the fund had contributed capital of $140,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,108,546	—
Futures Contracts—Assets[1]	72	—	—
Futures Contracts—Liabilities[1]	(145)	—	—
Total	(73)	1,108,546	—
1 Represents variation margin on the last day of the reporting period.

Massachusetts Tax-Exempt Fund

D. At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2013	471	60,862	(67)
30-Year U.S. Treasury Bond	September 2013	(134)	(18,764)	38

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2012, the fund had available capital losses totaling $7,948,000 to offset future net capital gains of $6,611,000 through November 30, 2016, $173,000 through November 30, 2018, and $1,164,000 through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At May 31, 2013, the cost of investment securities for tax purposes was $1,053,223,000. Net unrealized appreciation of investment securities for tax purposes was $55,323,000, consisting of unrealized gains of $60,403,000 on securities that had risen in value since their purchase and $5,080,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2013, the fund purchased $184,415,000 of investment securities and sold $126,148,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2013	November 30, 2012
	Shares	Shares
	(000)	(000)
Issued	11,316	20,273
Issued in Lieu of Cash Distributions	1,154	2,255
Redeemed	(9,409)	(11,869)
Net Increase (Decrease) in Shares Outstanding	3,061	10,659

H. In preparing the financial statements as of May 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Massachusetts Tax-Exempt Fund	11/30/2012	5/31/2013	Period
Based on Actual Fund Return	$1,000.00	$978.10	$0.79
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.13	0.81

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.16%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Massachusetts Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced MA Tax-Exempt Index: Barclays 10 Year Municipal Bond Index through August 31, 2003, and Barclays MA Municipal Bond Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1682 072013

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 19, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.